WARRANTS (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at beginning	3,235	3,375
Granted
Forfeited	(742)	(140)
Outstanding at ending	2,493	3,235
Exercisable at ending	2,493
Weighted-average exercise price
Outstanding at beginning	$ 1,289	$ 2,370
Granted
Forfeited	5,673	27,147
Outstanding at ending	15.99	$ 1,289
Exercisable at ending	$ 15.99
Outstanding at ending	1 year	1 year 9 months 18 days
Exercisable at ending	1 year